Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Securities:
Held-to-maturity (fair value of $33,302 and $40,512)		$ 33,982	$ 40,827
Available-for-sale		85,809	79,543
Loans		56,564	61,540
Allowance for loan losses		(146)	(159)
Goodwill		17,350	17,564
Intangible assets		3,220	3,411
Other assets (includes $742 and $791, at fair value)		21,298	23,029
Total assets		362,873	371,758
Deposits:
Long-term debt (includes $371 and $367, at fair value)		29,163	27,979
Total liabilities		322,005	330,012
Temporary equity
Redeemable noncontrolling interests		129	179
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 35,826 and 35,826 shares		3,542	3,542
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,364,877,915 and 1,354,163,581 shares		14	14
Additional paid-in capital		27,118	26,665
Retained earnings		28,652	25,635
Accumulated other comprehensive loss, net of tax		(3,171)	(2,357)
Less: Treasury stock of 404,452,246 and 340,721,136 common shares, at cost		(15,517)	(12,248)
Total The Bank of New York Mellon Corporation shareholders’ equity		40,638	41,251
Nonredeemable noncontrolling interests of consolidated investment management funds		101	316
Total permanent equity	[1]	40,739	41,567
Total liabilities, temporary equity and permanent equity		362,873	371,758
Investment Management funds
Securities:
Trading assets		243	516
Assets of consolidated investment management funds, at fair value		463	731
Deposits:
Liabilities of consolidated investment management funds, at fair value		2	2
Operating segments
Cash and due from:
Banks		5,864	5,382
Interest-bearing deposits with the Federal Reserve and other central banks		67,988	91,510
Interest-bearing deposits with banks ($2,394 and $1,751 is restricted)		14,148	11,979
Federal funds sold and securities purchased under resale agreements		46,795	28,135
Securities:
Held-to-maturity (fair value of $33,302 and $40,512)		33,982	40,827
Available-for-sale		85,809	79,543
Total securities		119,791	120,370
Trading assets		7,035	6,022
Loans		56,564	61,540
Allowance for loan losses		(146)	(159)
Net loans		56,418	61,381
Premises and equipment		1,832	1,634
Accrued interest receivable		671	610
Goodwill		17,350	17,564
Intangible assets		3,220	3,411
Other assets (includes $742 and $791, at fair value)		21,298	23,029
Total assets		362,410	371,027
Deposits:
Noninterest-bearing (principally U.S. offices)		70,783	82,716
Interest-bearing deposits in U.S. offices		74,904	52,294
Interest-bearing deposits in non-U.S. offices		93,091	109,312
Total deposits		238,778	244,322
Federal funds purchased and securities sold under repurchase agreements		14,243	15,163
Trading liabilities		3,479	3,984
Payables to customers and broker-dealers		19,731	20,184
Commercial paper		1,939	3,075
Other borrowed funds		3,227	3,028
Accrued taxes and other expenses		5,669	6,225
Other liabilities (including allowance for lending-related commitments of $106 and $102, also includes $88 and $800, at fair value)		5,774	6,050
Long-term debt (includes $371 and $367, at fair value)		29,163	27,979
Total liabilities		322,003	330,010
Operating segments | Investment Management funds
Securities:
Assets of consolidated investment management funds, at fair value		463	731
Deposits:
Liabilities of consolidated investment management funds, at fair value		$ 2	$ 2

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,709 million at Dec. 31, 2017 and $37,096 million at Dec. 31, 2018.